1933 Act File No. 33-44590
                                                      1940 Act File No. 811-6504

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X__
                                                                  -----

    Pre-Effective Amendment No.   ___ ......................
                                ------                            -----

    Post-Effective Amendment No.   35   ....................        X__
                                 -------                          -----

                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   _ X__
                                                                  -----

    Amendment No.   36  ....................................      _ X__
                  ------                                          -----

                                  THE WACHOVIA FUNDS

                  (Exact Name of Registrant as Specified in Charter)

            Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                       (Address of Principal Executive Offices)

                                    (412) 288-1900
                            (Registrant's Telephone Number)

                              John W. McGonigle, Esquire,
                              Federated Investors Tower,
                          Pittsburgh, Pennsylvania 15222-3779
                        (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) _on _______________ pursuant to paragraph (b)(1)(v) X_ 60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph (a) (i). _ _ 75 days after filing pursuant to paragraph
(a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

__This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

                        Donald W. Smith, Esquire
                        Kirkpatrick & Lockhart L.L.P.
                        1800 Massachusetts Avenue, N.W.
                        Washington, D.C. 20036-1800




THE WACHOVIA FUNDS
------------------------------------------------------------------------------
Supplement to the Combined Prospectus dated January 31, 2000


I.  NEW SHARE CLASSES

A. Effective December 9, 2000, Class B Shares will be offered for the following funds:

THE WACHOVIA FUNDS

Wachovia Growth & Income Fund
Wachovia Equity Index Fund
Wachovia Emerging Markets Fund
Wachovia Personal Equity Fund

Wachovia Intermediate Fixed Income Fund
Wachovia Short-Term Fixed Income Fund

and Class C Shares will be offered for the following funds:

THE WACHOVIA FUNDS

Wachovia Equity Fund Wachovia Quantitative Equity Fund Wachovia Special Values Fund Wachovia Balanced Fund Wachovia Fixed Income Fund Wachovia Growth & Income Fund Wachovia Equity Index Fund Wachovia Emerging Markets Fund Wachovia Personal Equity Fund Wachovia Intermediate Fixed Income Fund Wachovia Short-Term Fixed Income Fund.

Accordingly, the following fee tables reflect the addition of these share classes to the above funds:

WHAT ARE THE FUNDS' FEES AND EXPENSES?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds' CLASS B SHARES.


                                                      GROWTH &   EQUITY     EMERGING
SHAREHOLDER FEES                                      INCOME     INDEX      MARKETS
FEES PAID DIRECTLY FROM YOUR INVESTMENT               FUND       FUND       FUND
---------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases      None       None       None
( as a percentage of offering price)
---------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage 5.00%      5.00%      5.00%
original
purchase price or redemption proceeds, as applicable)
---------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested DiviNones      None       None
(and other Distributions) (as a percentage of offering price
---------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, ifNone       None       None
applicable)
---------------------------------------------------------------------------------------
---------------------------------------------------
Exchange Fee                                          None       None       None
---------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (1)

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fee                                        0.70%      0.30%      1.00%
---------------------------------------------------------------------------------------
Shareholder Services Fee                              0.25%      0.25%      0.25%
---------------------------------------------------------------------------------------
Other Expenses                                        0.14%      0.14%      0.35%
---------------------------------------------------------------------------------------
Total Annual Class B Shares Operating Expenses (Be ore1.84%      1.44%      2.35%
Waiver) 1
---------------------------------------------------------------------------------------
Waiver of Fund Expenses                               0.00%      0.00%      0.00%
---------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses (After Waiver)   1.84%      1.44%      2.35%
---------------------------------------------------------------------------------------

                                                                    INTERMEDIATE
                                                      PERSONAL   FIXED      SHORT-TERM

SHAREHOLDER FEES                                      EQUITY     INCOME     FIXED INCOME
FEES PAID DIRECTLY FROM YOUR INVESTMENT               FUND       FUND       FUND
---------------------------------------------------------------  ---------- -----------
Maximum Sales Charge (Load) Imposed on Purchases      None       None       None
( as a percentage of offering price)
---------------------------------------------------------------  ----------------------
Maximum Deferred Sales Charge (Load) (as a percentage 5.00%      5.00%      5.00%
original purchase price or redemption proceeds, as
applicable)
---------------------------------------------------------------  ----------------------
Maximum Sales Charge (Load) Imposed on Reinvested DiviNones      None       None
(and other Distributions) (as a percentage of offering price
---------------------------------------------------------------  ----------------------
Redemption Fee (as a percentage of amount redeemed, ifNone       None       None
applicable)
---------------------------------------------------------------  ----------------------
---------------------------------------------------
Exchange Fee                                          None       None       None
---------------------------------------------------------------  ----------------------


ANNUAL FUND OPERATING EXPENSES (1)

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fee                                        0.70%      0.60%      0.55%
---------------------------------------------------------------  ----------------------
Distribution (12b-1) Fee                              0.75%      0.75%      0.75%
---------------------------------------------------------------  ----------------------
Shareholder Services Fee                              0.25%      0.25%      0.25%
---------------------------------------------------------------  ----------------------
Other Expenses                                        0.21%      0.18%      0.22%
---------------------------------------------------------------  ----------------------
Total Annual Class B Shares Operating Expenses  (Befor1.91%      1.78%      1.77%
Waiver) 1
---------------------------------------------------------------  ----------------------
Waiver of Fund Expenses                               0.01%      0.04%      0.14%
---------------------------------------------------------------  ----------------------
Total Annual Fund Operating Expenses (After Waiver)   1.90%      1.74%      1.63%
---------------------------------------------------------------  ----------------------

     (1) Pursuant to an agreement between the Adviser and the Trust, the Adviser agrees during the period from December 15, 1998 through January 31, 2001 to waive its fees, and/or make reimbursements to the Funds, so that each Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total Actual Annual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

EXAMPLE

     The following Example is intended to help you compare the cost of investing in each Fund's Class B Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund's Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are based upon the current expense limitation as shown above in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR    3 YEARS    5 YEARS      10 YEARS
GROWTH & INCOME FUND

-------------------------------------------------------------------------------
---------------------------------
Expenses assuming redemption       $687      $879       $1,196       $1,962
-------------------------------------------------------------------------------
Expenses assuming no redemption    $187      $579       $996         $1,962
-------------------------------------------------------------------------------
---------------------------------
EQUITY INDEX FUND

-------------------------------------------------------------------------------
---------------------------------
Expenses assuming redemption       $647      $756       $987         $1,520
-------------------------------------------------------------------------------
Expenses assuming no redemption    $147      $456       $787         $1,520
-------------------------------------------------------------------------------
---------------------------------
EMERGING MARKETS FUND

-------------------------------------------------------------------------------
---------------------------------
Expenses assuming redemption       $738      $1,033     $1,455       $2,499
-------------------------------------------------------------------------------
Expenses assuming no redemption    $238      $733       $1,255       $2,499
-------------------------------------------------------------------------------
---------------------------------
PERSONAL EQUITY FUND

-------------------------------------------------------------------------------
---------------------------------
Expenses assuming redemption       $693      $897       $1,226       $2,027
-------------------------------------------------------------------------------
Expenses assuming no redemption    $193      $597       $1,026       $2,027
-------------------------------------------------------------------------------

---------------------------------
INTERMEDIATE FIXED INCOME FUND

-------------------------------------------------------------------------------
---------------------------------
Expenses assuming redemption       $677      $848       $1,144       $1,853
-------------------------------------------------------------------------------
---------------------------------
Expenses assuming no redemption    $177      $548       $944         $1,853
-------------------------------------------------------------------------------
---------------------------------
SHORT-TERM FIXED INCOME FUND

-------------------------------------------------------------------------------
---------------------------------
Expenses assuming redemption       $666      $814       $1,087       $1,732
-------------------------------------------------------------------------------
---------------------------------
Expenses assuming no redemption    $166      $514       $887         $1,732
-------------------------------------------------------------------------------



WHAT ARE THE FUNDS' FEES AND EXPENSES?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds' CLASS C SHARES.

                                              QUANTITATGROWTH & EQUITY  SPECIALEMERGING

SHAREHOLDER FEES                     EQUITY    EQUITY   INCOME  INDEX   VALUES MARKETS

FEES PAID DIRECTLY FROM YOUR          FUND      FUND     FUND    FUND    FUND   FUND
INVESTMENT

---------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed   1.00%     1.00%   1.00%   1.00%   1.00%   1.00%
on
Purchases ( as a percentage of
offering price)
---------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)  1.00%     1.00%   1.00%   1.00%   1.00%   1.00%
(as a
percentage of original purchase
price or redemption
proceeds, as applicable)
---------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed   None      None     None    None    None   None
on
Reinvested Dividends (and other
Distributions)
(as a percentage of offering price
---------------------------------------------------------------------------------------
Redemption Fee (as a percentage of    None      None     None    None    None   None
amount
redeemed, if applicable)
---------------------------------------------------------------------------------------
--------------------------------------
Exchange Fee                          None      None     None    None    None   None
---------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (1)

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee                         0.70%    0.70%   0.70%   0.30%   0.80%   1.00%
---------------------------------------------------------------------------------------
Distribution (12b-1) Fee               0.75%    0.75%   0.75%   0.75%   0.75%   0.75%
---------------------------------------------------------------------------------------
Shareholder Services Fee               0.25%    0.25%   0.25%   0.25%   0.25%   0.25%
---------------------------------------------------------------------------------------
Other Expenses                         0.14%    0.16%   0.14%   0.14%   0.18%   0.35%
---------------------------------------------------------------------------------------
Total Annual Class C Shares            1.84%    1.86%   1.84%   1.44%   1.98%   2.35%
Operating
Expenses  Before Waiver) 1
---------------------------------------------------------------------------------------
Waiver of Fund Expenses                0.00%    0.00%   0.00%   0.00%   0.00%   0.00%
---------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses   1.84%    1.86%   1.84%   1.44%   1.98%   2.35%
(After Waiver)
---------------------------------------------------------------------------------------

                                                                       INTERMEDIATE
                                 PERSONAL           FIXED    FIXED      SHORT-TERM
SHAREHOLDER FEES                 EQUITY   BALANCED INCOME    INCOME    FIXED INCOME
FEES PAID DIRECTLY FROM YOUR      FUND      FUND    FUND      FUND         FUND
INVESTMENT

---------------------------------------------------------------------- ---------
Maximum Sales Charge (Load)       1.00%    1.00%    1.00%    1.00%        1.00%
Imposed on
purchases ( as a percentage of
offering price)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge     1.00%    1.00%    1.00%    1.00%        1.00%
(Load)
(as a percentage of original
purchase price
or redemption proceeds, as
applicable)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)       None      None    None      None         None
Imposed
on Reinvested Dividends (and
other
Distributions) (as a percentage
of offering price
--------------------------------------------------------------------------------
Redemption Fee (as a percentage   None      None    None      None         None
of amount
redeemed, if applicable)
--------------------------------------------------------------------------------
----------------------------------
Exchange Fee                      None      None    None      None         None
--------------------------------------------------------------------------------








                       ANNUAL FUND OPERATING EXPENSES (1)

                   EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fee                    0.70%    0.70%    0.60%    0.60%        0.55%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee          0.75%    0.75%    0.75%    0.75%        0.75%
--------------------------------------------------------------------------------
Shareholder Services Fee          0.25%    0.25%    0.25%    0.25%        0.25%
--------------------------------------------------------------------------------
Other Expenses                    0.21%    0.14%    0.15%    0.18%        0.22%
--------------------------------------------------------------------------------
Total Annual Class C Shares       1.91%    1.84%    1.75%    1.78%        1.77%
Operating
Expenses  (Before Waiver) 1
--------------------------------------------------------------------------------
Waiver of Fund Expenses           0.01%    0.08%    0.03%    0.04%        0.14%
--------------------------------------------------------------------------------
Total Annual Fund Operating       1.90%    1.76%    1.72%    1.74%        1.63%
Expenses
 (After Waiver)
--------------------------------------------------------------------------------

(1) Pursuant to an agreement between the Adviser and the Trust, the Adviser agrees during the period from December 15, 1998 through January 31, 2001 to waive its fees, and/or make reimbursements to the Funds, so that each Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total Actual Annual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

Example

     The following Example is intended to help you compare the cost of investing in each Fund's Class C Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund's Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are based upon the current expense limitation as shown above in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR    3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------------------------
EQUITY FUND
---------------------------------------------------------------------------
Expenses assuming                  $385      $673      $1,086     $2,237
redemption
---------------------------------------------------------------------------
Expenses assuming no               $285      $673      $1,086     $2,237
redemption
---------------------------------------------------------------------------
QUANTITATIVE EQUITY FUND
---------------------------------------------------------------------------
Expenses assuming                  $387      $679      $1,096     $2,258
redemption
---------------------------------------------------------------------------
Expenses assuming no               $287      $679      $1,096     $2,258
redemption
---------------------------------------------------------------------------
GROWTH & INCOME FUND
---------------------------------------------------------------------------
Expenses assuming                  $385      $673      $1,086     $2,237
redemption
---------------------------------------------------------------------------
Expenses assuming no               $285      $673      $1,086     $2,237
redemption
---------------------------------------------------------------------------
EQUITY INDEX FUND
---------------------------------------------------------------------------
Expenses assuming                  $345      $551       $879      $1,807
redemption
---------------------------------------------------------------------------
Expenses assuming no               $245      $551       $879      $1,807
redemption
---------------------------------------------------------------------------
SPECIAL VALUES FUND
---------------------------------------------------------------------------
Expenses assuming                  $399      $715      $1,157     $2,383
redemption
---------------------------------------------------------------------------
Expenses assuming no               $299      $715      $1,157     $2,383
redemption
---------------------------------------------------------------------------
EMERGING MARKETS FUND
---------------------------------------------------------------------------
Expenses assuming                  $436      $826      $1,343     $2,759
redemption
---------------------------------------------------------------------------
Expenses assuming no               $336      $826      $1,343     $2,759
redemption
---------------------------------------------------------------------------
PERSONAL EQUITY FUND
---------------------------------------------------------------------------
Expenses assuming                  $391      $691      $1,116     $2,300
redemption
---------------------------------------------------------------------------
Expenses assuming no               $291      $691      $1,116     $2,300
redemption
---------------------------------------------------------------------------
BALANCED FUND
---------------------------------------------------------------------------
Expenses assuming                  $377      $649      $1,045     $2,152
redemption
---------------------------------------------------------------------------
Expenses assuming no               $277      $649      $1,045     $2,152
redemption
---------------------------------------------------------------------------
FIXED INCOME FUND
---------------------------------------------------------------------------
Expenses assuming                  $373      $636      $1,024     $2,110
redemption
---------------------------------------------------------------------------
Expenses assuming no               $273      $636      $1,024     $2,110
redemption
---------------------------------------------------------------------------
INTERMEDIATE FIXED INCOME FUND
---------------------------------------------------------------------------
Expenses assuming                  $375      $643      $1,034     $2,131
redemption
---------------------------------------------------------------------------
Expenses assuming no               $275      $643      $1,034     $2,131
redemption
---------------------------------------------------------------------------
SHORT-TERM FIXED INCOME FUND

---------------------------------------------------------------------------
Expenses assuming                  $364      $609       $978      $2,013
redemption
---------------------------------------------------------------------------
Expenses assuming no               $264      $609       $978      $2,013
redemption
---------------------------------------------------------------------------


B. Because of the addition of Class C Shares, please add the following sub-sections to the section entitled, "What Do Shares Cost?":

"SALES CHARGE WHEN YOU PURCHASE AND REDEEM-CLASS C SHARES
Class C Shares are sold at their NAV next determined after an order is received, plus a front-end sales charge of 1.00%. If you redeem Class C Shares within one year of the purchase date, you will be charged a 1.00% contingent deferred sales charge.

C. Also, please replace the section entitled "How are the Funds Sold?" with the following:

"HOW ARE THE FUNDS SOLD?

     Each Fund (except the Municipal Funds) offers four share classes: Class A Shares, Class B Shares, Class C Shares and Class Y Shares, each representing interests in a single portfolio of securities. The Municipal Funds offer two classes of shares: Class A Shares and Class Y Shares.

     This prospectus relates only to Class A Shares, Class B Shares, and Class C Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

     The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or individuals, directly or through an investment professional that has an agreement with the Distributor (Authorized Dealer). When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares.The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

     Each of the Equity Fund, Quantitative Equity Fund, Special Values Fund, Balanced Fund, Fixed Income Fund, Growth & Income Fund, Equity Index Fund, Emerging Markets Fund, Personal Equity Fund, Intermediate Fixed Income Fund, and Short-Term Fixed Income Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class B Shares and Class C Shares at an annual rate of up to 0.75% of the average daily NAV of the Fund's Class B Shares and Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees."

II.  PORTFOLIO MANAGER CHANGES

     On page 27 of the Prospectus, please delete the biography of Paige C. Henderson (Emerging Markets Fund) and replace it with the following biography of
Jasbeena:

     "Jasbeena is a vice president with Wachovia Asset Management, serving as co-manager of the Wachovia Emerging Markets Fund with specific responsibility for Asia equities since July 2000. Prior to joining Wachovia Asset Management, beginning in 1994, Ms. Jasbeena was a research analyst for RT Investment Counsel Inc. Ms. Jasbeena received a bachelor's degree in Economics from York University. She has over seven years of investment experience and is a member of the Association of Investment Management and Research."

In addition, please delete the following biographies:

1. Jerry D. Burton (Quantitative Equity Fund)
2. J. Wesley Jordan (Emerging Markets Fund)
3. George E. McCall (Quantitative Equity Fund)
4. Michael O. Mercer (Equity Fund, Balanced Fund, Growth & Income Fund, and Personal Equity Fund)

Finally, the following individuals now manage the Quantitative Equity Fund:

1. Daniel S. Earthman
2. John F. Hageman
3. Russell L. Kimbro, Jr.
4. F. Stanley King
5. Matthew J. McGuinness

Their biographies can be found on page 27 of the Prospectus.

                                                                December 9, 2000


Cusips 929901734  929901676
      929901742   929901767
      929901809   929901601
      929901882   929901627
      929901841   929901650
      929901635   929901866
      929901692   929901783
      929901718   929901791

25894 (12/00)




Incorporate by reference pursuant to Rule 411 under the Securities Act of 1933, Parts A (Class A Shares and Class B Shares Combined Prospectus only) and B of Post-Effective Amendment No. 33, filed January 28, 2000, in their entirety.

Item 23.    Exhibits:
   (a)   Conformed copy of Declaration of Trust of the Registrant;
         (12)
         (i)    Conformed copy of Amendment #1 to the    Declaration
         of Trust; (12)
         (ii)   Conformed copy of Amendment #2 to the    Declaration
         of Trust; (12)
         (iii)  Conformed copy of Amendment #3 to the    Declaration
         of Trust; (12)
         (iv)   Conformed copy of Amendment #4 to the    Declaration
         of Trust; (12)
         (v)    Conformed copy of Amendment #5 to the    Declaration
         of Trust; (12)
         (vi)   Conformed copy of Amendment #6 to the    Declaration
         of Trust; (12)
         (vii)  Conformed copy of Amendment #13 to the   Declaration
         of Trust; (19)
         (viii) Conformed copy of Amendment #11 to the Declaration of Trust; (23)
         (ix)   Conformed copy of Amendment #12 to the
                Declaration of Trust; (23)
         (x)    Conformed copy of Amendment #14 to the
                Declaration of Trust; (23)
         (xi)   Conformed copy of Amendment #15 to the
                Declaration of Trust; (23)
         (xii)  Conformed copy of Amendment #16 to the
                Declaration of Trust; (23)
         (xiii) Conformed copy of Amendment #17 to the Declaration of Trust; (23) (b) Copy of Amended
    By-Laws of the Registrant; (2) (c) Copy of Specimen
    Certificates for Shares of Beneficial

         Interest; (17)
         (i) Copy of Specimen Certificate for Class A Shares of Wachovia Balanced Fund; (17) (ii) Copy of Specimen Certificate for Class B Shares of Wachovia Balanced Fund; (17) (iii) Copy of Specimen Certificate for Class A Shares of Wachovia Equity Fund; (17) (iv) Copy of Specimen Certificate for Class B Shares of Wachovia Equity Fund; (17) (v) Copy of Specimen Certificate for Class A Shares of Wachovia Equity Index Fund; (17) (vi) Copy of Specimen Certificate for Class A Shares of Wachovia Fixed Income Fund; (17) (vii) Copy of Specimen Certificate for Class B Shares of Wachovia Fixed Income Fund; (17) (viii) Copy of Specimen Certificate for Class A Shares of Wachovia Special Values Fund; (17) (ix) Copy of Specimen Certificate for Class A Shares of Wachovia Short-Term Fixed Income Fund; (17) (x) Copy of Specimen Certificate for Investment Shares of Wachovia Money Market Fund; (17) (xi) Copy of Specimen Certificate for Investment Shares of Wachovia Tax-Free Money Market Fund; (17)


+ All exhibits have been electronically filed.

(2)  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on form N-1A filed March 6, 1992. (File Nos. 33-44590 and 811-6504)

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed October 6, 1994. (File Nos. 33-44590 and 811-6504)

(17) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 21 on Form N-1A filed December 22, 1997. (File Nos. 33-44590 and 811-6504)

(19) Response is incorporated by reference to Registrant' Post- Effective Amendment No. 24 on Form N-1A filed March 12, 1998. (File Nos. 33-44590 and 811-6504)

(23) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 34 on Form N-1A filed October 6, 2000. (File Nos. 33-44590 and 811-6504)

                        (xii) Copy of Specimen Certificate for Investment Shares of Wachovia U.S. .Treasury Money Market Fund; (17)
                        (xiii) Copy of Specimen Certificate for Class A Shares of Wachovia Quantitative Equity Fund; (17) (ivx) Copy of Specimen Certificate for Class B Shares of Wachovia Quantitative Equity Fund; (17) (xv) Copy of Specimen Certificate for Class A Shares of Wachovia Emerging Markets Fund; (17)

 (d)  Conformed copy of Investment Advisory Contract of the
      Registrant; (12)
      (i)    Conformed copy of Exhibit A to the Investment Advisory
             Contract; (12)
      (ii)   Conformed copy of Exhibit B to the Investment Advisory
             Contract; (12)
      (iii)  Conformed copy of Exhibit C to the Investment Advisory
             Contract; (12)
      (iv)   Conformed copy of Exhibit D to the Investment Advisory
             Contract; (12)
      (v)    Conformed copy of Exhibit E to the Investment Advisory
             Contract; (12)
      (vi)   Conformed copy of Exhibit F to the Investment Advisory
             Contract; (12)
      (vii)  Conformed copy of Exhibit G to the Investment Advisory
             Contract; (12)
      (viii) Conformed copy of Exhibit H to the Investment Advisory
             Contract; (12)
      (ix)   Conformed copy of Exhibit I to the Investment Advisory
             Contract; (12)
      (x)    Conformed Copy of Sub-Advisory Agreement of the
             Registrant; (10)
      (xi)   Conformed copy of Exhibit J to the Investment Advisory
             Contract; (13)
(xii)  Conformed copy of Exhibit K to the Investment Advisory Contract; (18)
(xiii) Conformed copy of Investment Advisory agreement between The Wachovia
                     Funds and the Adviser; (20)
(xiv)  Conformed copy of Letter Agreement between The Wachovia Funds and
                     Wachovia Bank, N.A. and Amendment #1 to Letter Agreement;
                           (23)

(xv) Conformed copy of Sub-Advisory Contract between Wachovia Bank, N.A. and Flaherty & Crumrine, Inc.; (23)
(xvi)  Conformed copy of Exhibit L to the Investment Advisory Contract; (23)
(xvii) Conformed copy of Exhibit M to the Investment Advisory Contract; (23) (xviii)Conformed copy of Exhibit O to the Investment Advisory Contract; (23)
                   (e) Conformed copy of Distributor's Contract of the Registrant and Exhibits A-G thereto; (12) (i) Conformed copy of Exhibit A to the Distributor's Contract; (12)


+ All exhibits have been electronically filed.

(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed June 29, 1994. (File Nos. 33-44590 and 811-6504)

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed October 6, 1994. (File Nos. 33-44590 and 811-6504)

(13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 30, 1995. (File Nos. 33-44590 and 811-6504)

(17) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed December 22, 1997. (File Nos. 33-44590 and 811-6504)

(18) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed February 4, 1998. (File Nos. 33-44590 and 811-6504)

(20) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed February 22, 1999. (File Nos. 33-44590 and 811-6504)

(23) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed October 6, 2000. (File Nos. 33-44590 and 811-6504)

                        (ii) Conformed copy of Exhibit B to the Distributor's Contract; (12) (iii) Conformed copy of Exhibit C to the Distributor's Contract; (12) (iv) Conformed copy of Exhibit D to the Distributor's Contract; (12) (v) Conformed copy of Exhibit E to the Distributor's

                               Contract; (12)
                        (vi) Conformed copy of Exhibit F to the Distributor's Contract; (12) (vii) Conformed copy of Exhibit G to the Distributor's Contract; (12) (viii) Conformed copy of Exhibit H to the Distributor's Contract; (13) (ix) Conformed copy of Exhibit I to the Distributor's Contract; (16) (x) Conformed copy of Exhibit J to the Distributor's Contract; (16) (xi) Conformed copy of Exhibit K to the Distribution Agreement; (18)

(xii)       Conformed copy of Exhibit L to the  Distribution Agreement; (18)
(xiii)      Conformed copies of Exhibits O through T  to the Distribution
                           Agreement;(21)
                   (f)  Not applicable;
                   (g)  Conformed copy of Custodian Agreement of the Registrant;
                        (12) (i) Exhibit A to the Custodian Agreement; (12) (ii) Exhibit B to the Custodian Agreement; (12) (iii) Exhibit C to the Custodian Agreement; (12) (iv) Exhibit D to the Custodian Agreement; (12) (v) Conformed copy of Global Custody Agreement for the Biltmore Emerging Markets Fund;(17)

(vi)  Copy of Amendment to Exhibit A to Custody Agreement; (19)
(vii)       Copy of Amendment to Exhibit A to Custody Agreement; (22)
                   (h) Conformed copy of Portfolio Accounting and Shareholder Recordkeeping Agreement of the Registrant; (12)
                        (i)    Copy of Schedule A to Portfolio Accounting
                        and Shareholder Recordkeeping Agreement;        (12)
                        (ii)   Copy of Schedule H to Portfolio Accounting
                        and Shareholder Recordkeeping Agreement;        (12)

+ All exhibits have been electronically filed.


(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed October 6, 1994. (File Nos. 33-44590 and 811-6504)

(13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 30, 1995. (File Nos. 33-44590 and 811-6504)

(16) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed January 29, 1996. (File Nos. 33-44590 and 811-6504)

(18) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 22 on Form N-1A filed February 4, 1998. (File Nos. 33-44590 and 811-6504)

(19) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 24 on Form N-1A filed March 12, 1998. (File Nos. 33-44590 and 811-6504).

(21) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed July 29, 1999. (File Nos. 33-44590 and 811-6504)

(22) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed January 28, 2000. (File Nos. 33-44590 and 811-6504)


      (iii)  Copy of Schedule I to Portfolio Accounting and
             Shareholder Recordkeeping Agreement; (12)
      (iv)   Conformed Copy of Exhibit F to Transfer Agency and
             Service Agreement;(3)
      (v) Conformed Copy of Schedule G to Transfer Agency and Service Agreement;(8)
      (vi) Conformed Copy of Schedule G to Transfer Agency and Service Agreement;(8)
      (vii)  Conformed Copy of Sub-Transfer Agency and Service
             Agreement;(7)
      (viii) Conformed Copy of Administrative Services Agreement of the Registrant; (12)
      (ix) Conformed copy of Exhibit A to the Administrative Services Agreement; (12)
      (x) Conformed copy of Exhibit B to the Administrative Services Agreement; (12)
      (xi) Conformed copy of Exhibit C to the Administrative Services Agreement; (12)
      (xii) Conformed copy of Exhibit D to the Administrative Services Agreement; (12)
      (xiii) Conformed copy of Amendment No. 1 to the Administrative Services Agreement; (12)
      (xiv) Conformed copy of Amendment No. 2 to the Administrative Services Agreement; (15)
      (xv) Conformed copy of Exhibit E to the Administrative Services Agreement; (12)
      (xvi)  Conformed Copy of Shareholder Services
                 Plan; (16)

      (xvii) Conformed Copy of Exhibit A to Shareholder Services
                 Plan; (12)

      (xviii)Conformed copy of Amendment No. 1 to Exhibit A of the
             Shareholder Services Plan; (12)
      (xix) Conformed Copy of Amendment No. 2 to Exhibit A of the Shareholder Services Plan; (13)


+ All exhibits have been electronically filed.

(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed July 29, 1993. (File Nos. 33-44590 and 811-6504)

(12) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 14 on Form N-1A filed October 6, 1994 (File Nos. 33-44590 and 811-6504)

(13) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 15 on Form N-1A filed January 30, 1995. (File Nos. 33-44590 and 811-6504)

(15) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed June 24, 1996. (File Nos. 33-44590 and 811-6504)

(16) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed January 29, 1996. (File Nos. 33-44590 and 811-6504)

(17) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed December 22, 1997. (File Nos. 33-44590 and 811-6504)

(18) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed February 4, 1998. (File Nos. 33-44590 and 811-6504)

                        (xx) Conformed copy of Shareholder Services Agreement;
                        (16) (xxi) Conformed copy of Exhibit A to Shareholder Services Agreement; (12)
(xxii) Amendment to Exhibit A of the Shareholder Services Agreement; (19) (xxiii)Conformed copy of Portfolio Accounting and
       Shareholder Recordkeeping Agreement Amendment No. 2 to
       Schedule B; (16)
(xxiv)Form of Agreement for Administrative Services; (17)
(xxv)       Amendment No. 1 to Agreement for Administrative Services; (18)
(xxvi)      Amendment to Exhibit A to the Shareholder Services Agreement; (22)
(xxvii) Conformed copy of Agreement for Fund Accounting Services, Administrative Service and Transfer Agency Services; (22)
                  (i)   Conformed copy of Opinion and Consent of Counsel as to
                               legality of shares being registered; (12)
                  (j)   Not applicable;
                  (k)   Not applicable;
                  (l)   Conformed copy of Initial Capital Understanding; (2)
                  (m)   Conformed copy of Distribution Plan and Exhibits A-B
                               thereto; (12)
                        (i) Conformed copy of Exhibit A to Distribution Plan;
                        (12) (ii) Conformed copy of Exhibit B to Distribution Plan; (12) (iii) Copy of Dealer Agreement; (6) (iv) Copy of Exhibit to Dealer Agreement; (6) (v) Copy of Rule 12b-1 Agreement; (2) (vi) Copy of Exhibit A to 12b-1 Agreement; (6) (vii) Copy of Exhibit B to 12b-1 Agreement; (6) (viii) Copy of Exhibit C to 12b-1 Agreement; (16)

(ix) Conformed copy of Exhibit D to Plan of Distribution; (18) (x) Conformed copy of Exhibit F to the Administrator's 12b-1 Agreement; (22) (xi) Conformed copy of Exhibit F to the Broker's 12b-1 Agreement; (22) (xii) Conformed copy of Exhibits F, G and H to the distribution Plan; (22) (xiii) Conformed copy of Selling and Services Agreement; (23)

---------------------
+ All exhibits have been electronically filed.

(2)  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed March 6, 1992. (File Nos. 33-44590 and 811-6504)

(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed December 2, 1992. (File Nos. 33-44590 and 811-6504)

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No.14 on Form N-1A filed October 6, 1994. (File Nos. 33-44590 and 811-6504)

(16) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 20 on Form N-1A filed January 29, 1996. ...(File Nos. 33-44590 and 811-6504)

(17) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed December 22, 1997. (File Nos. 33-44590 and 811-6504)

(18) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 22 on Form N-1A filed February 4, 1998. (File Nos. 33-44590 and 811-6504)

(19) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 24 on Form N-1A filed March 12, 1998. (File Nos. 33-44590 and 811-6504).

(22) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed January 28, 2000. (File Nos. 33-44590 and 811-6504)

(23) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 34 on Form N-1A filed October 6, 2000. (File Nos. 33-44590 and 811-6504)

                  (n) Copy of The Wachovia Funds Multiple Class Plan; (15) (i) Amendment to Exhibit A to Multiple Class Plan; (18) (ii) Amendment to Exhibit A to Multiple Class Plan; (21) (iii) Amendment to Exhibit A to Multiple Class Plan; (22)

                  (o)   Conformed Copy of Power of Attorney; (23)
                  (p)   (i) Copy of Code of Ethics of the Registrant and
                            Wachovia Asset Management; (23)

                        (ii)Copy of Code of Ethics of Sub-Adviser Twin Capital Management, Inc.; (23) (iii)Copy of Code of Ethics of Sub-Adviser Flaherty & Crumrine, Inc.; (23) (iv) The Registrant hereby incorporates, on behalf of the Distributor, the conformed copy of the Code of Ethics for Access Persons from Item 23(p) of the Money Market Obligations Trust Registration Statement on Form N-1A filed with the Commission on February 25, 2000 (File Nos. 33-31602 and 811-5950).

Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:
            -------------------------------------------------------------

            None

Item 25.    INDEMNIFICATION:  (2)
            ---------------

Item 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:
            ----------------------------------------------------

(a) For a description of the other business of the investment adviser, see the section entitled "Who Manages the Funds?" in Part A. The Officers of the investment adviser are: Chief Executive Officer, L. M. Baker, Jr.;
     President  and  Chief  Operating  Officer,  G.  Joseph  Prendergast;   Vice
     Chairman, Robert S. McCoy, Jr.; Vice Chairman, Walter E. Leonard, Jr.; State Chief Executive Officer, Lewis N. Miller, Jr. (Virginia); State Chief Executive Officer, Will B. Spence (North Carolina/South Carolina); State Chief Executive Officer, D. Gary Thompson (Florida/Georgia); State President, James C. Cherry (Virginia Banking); State President, J. Kenneth Coppedge (Florida Banking); State President, Isaiah Tidwell (Georgia Banking); Senior Executive Vice President, Jean E. Davis; Senior Executive Vice President, Mickey W. Dry; Senior Executive Vice President, Stanhope A. Kelly; Senior Executive Vice President, Kenneth W. McAllister; Senior Executive Vice President, John C. McLean, Jr.; and Senior Executive Vice President, Donald K. Truslow. The business address of each of the Officers of the investment adviser is Wachovia Bank, N.A., 100 North Main Street, Winston-Salem, N.C. 27101.

     The Directors of the investment adviser are: L.M. Baker, Jr.; James S. Balloun; Peter C. Browning; John T. Casteen, III; John L. Clendenin; Thomas K. Hearn, Jr.; George W. Henderson, III; W. Hayne Hipp; Robert A. Ingram; George R. Lewis; Elizabeth Valk Long; John G. Medlin, Jr.; Lloyd U. Noland, III; Morris W. Offit; G. Joseph Prendergast; Sherwood H. Smith, Jr.; and John C. Whitaker, Jr.

+ All exhibits have been electronically filed.

(2)  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on form N-1A filed March 6, 1992. (File Nos. 33-44590 and 811-6504)

(15) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on filed June 24, 1996. (File Nos. 33-44590 and 811-6504)

(18) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 22 on Form N-1A filed February 4, 1998. (File Nos. 33-44590 and 811-6504)

(21) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed July 29, 1999. (File Nos. 33-44590 and 811-6504)

(22) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed January 28, 2000. (File Nos. 33-44590 and 811-6504)

(23) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed October 6, 2000. (File Nos. 33-44590 and 811-6504)


Item 27.    PRINCIPAL UNDERWRITERS:
            ----------------------

            (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

     Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Wachovia Funds; The Wachovia Municipal Funds; and Vision Group of Funds, Inc.



            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------


Richard B. Fisher             Chairman,                            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Arthur L. Cherry              Director,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales       --
Federated Investors Tower     and Director,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue             Director, Executive Vice            --
Federated Investors Tower     Vice President and Assistant
1001 Liberty Avenue           Secretary,
Pittsburgh, PA 15222-3779     Federated Securities Corp.

James F. Getz                 President-Broker/Dealer and          --
Federated Investors Tower     Director,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petnuch             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John M. Albert                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                  Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy Franklin              Vice President,                      --
Federated Investors Tower     Federated Securities Corp
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Mark A. Gessner               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




Scott Gundersen               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Anthony J. Harper             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ed Koontz                     Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Dennis M. Laffey              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peter III           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raleigh Peters                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Edward J. Segura              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terence Wiles                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charles L. Davis, Jr.         Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Donald C. Edwards             Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Lynn Sherwood-Long            Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kirk A. Montgomery            Secretary,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley, III            Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson            Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Victor R. Siclari             Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779


            (c)   Not applicable.


Item 28.    LOCATION OF ACCOUNTS AND RECORDS:
            ---------------------------------

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

          REGISTRANT

          The Wachovia Funds                    5800 Corporate Drive
                                                Pittsburgh, PA 15237-7010

          FEDERATED SERVICES COMPANY            Federated Investors Tower
          --------------------------
          (Transfer Agent, Dividend             Pittsburgh, PA 15222-3779
          Disbursing Agent and Portfolio
          Recordkeeper)

          FEDERATED SERVICES COMPANY            Federated Investors Tower
          (Administrator)                       Pittsburgh, PA 15222-3779

          WACHOVIA BANK, N.A.                   301 North Main Street
          (Adviser)                             Winston-Salem, NC  21750

          TWIN CAPITAL MANAGEMENT, INC.         3244 Washington Road
          (Sub-Adviser to Wachovia              McMurrary, PA  15315-3153
          Quantitative Equity Fund only)

          FLAHERTY & CRUMRINE, INC.             301 E. Colorado Blvd.
          (Sub-Adviser to Wachovia              Suite 720
          Executive Fixed Income Fund only)     Pasadena, CA 91101

          WACHOVIA BANK OF NORTH CAROLINA       Wachovia Trust Operations
          (Custodian)                           301 North Main Street
                                                Winston-Salem, NC  21750

Item 29.    MANAGEMENT SERVICES:  Not applicable.
            -------------------

Item 30.    UNDERTAKINGS:
            ------------

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders on behalf of each of its portfolios.

                                      SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE WACHOVIA FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 10th day of October, 2000.

                                  THE WACHOVIA FUNDS

                  BY: /s/ Gail Cagney
                  Gail Cagney, Secretary

                  Attorney in Fact for John W. McGonigle
                  October 10, 2000


    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/Gail Cagney
    Gail Cagney                   Attorney In Fact          October 10, 2000
    SECRETARY                     For the Persons
                                  Listed Below

John W. McGonigle*                 President and Treasurer
                                   (Chief Executive Officer
                                   and Principal Financial and
                                   Accounting Officer)

James A. Hanley*                   Trustee

Samuel E. Hudgins*                 Trustee

D. Dean Kaylor*                    Trustee

Alvin J. Schexnider, Ph.D.*        Trustee

Charles S. Way, Jr.*               Trustee

* By Power of Attorney